Credit Risk - Summary of Commercial Real Estate by Credit Performance (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of performance obligations [line items]
Customer loans	£ 199,490	£ 199,738
NPLs	1,868	2,110
Commercial Banking Segment [member]
Disclosure of performance obligations [line items]
Customer loans	8,100	9,000
NPLs	£ 69	£ 180
NPL ratio %	0.85%	2.00%
NPL coverage %	78.00%	32.00%
Gross write-offs	£ 11	£ 1
Impairment loss allowances	£ 54	£ 58